Income Taxes	6 Months Ended
Jun. 30, 2018
Disclosure of income tax [Abstract]
Taxation
Taxation

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Audited

South African taxation
Non-mining tax	—	1	1
Prior year (over) under provision	(2)	—	—
Deferred taxation
Impairment and disposal of tangible assets	(48)	(28)	(72)
Other temporary differences	(27)	(55)	(62)
Prior year (over) under provision	—	—	15
Change in estimated deferred tax rate	(19)	—	31
	(96)	(82)	(87)

Foreign taxation
Normal taxation	108	95	201
Prior year (over) under provision	5	2	(26)
Deferred taxation
Temporary differences	26	(3)	20
Prior year (over) under provision	—	—	2
Change in statutory tax rate	—	—	(2)
	139	94	195

	43	12	108